CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Jan. 30, 2016	Jan. 31, 2015	Feb. 01, 2014
Statement of Stockholders' Equity [Abstract]
Other comprehensive loss, income tax benefit (expense)	$ 0.0	$ 0.0	$ 0.0
Tax benefit realized from exercise of stock options	0.7	1.4	1.6
Tax benefit from stock-based compensation expense	$ 12.1	$ 3.1	$ 8.2